POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2024
POST-EMPLOYMENT BENEFITS
POST-EMPLOYMENT BENEFITS

31.POST-EMPLOYMENT BENEFITS

Defined contribution plans

SCHMID’s expenses for defined contribution plans were €1,752 thousand for the year ended 2024 (2023: €1,677 thousand, 2022: €1,552 thousand). No assets or liabilities are recognized in SCHMID’s balance sheet in respect of such plans, apart from regular prepayments and accruals of the contributions withheld from employees’ wages and salaries and of SCHMID’s contributions.

Defined benefit plan

Corporate post-retirement benefits are provided by SCHMID in Germany through a defined benefit plan with one beneficiary who is also a related party (please see note 37. Related Party Disclosures). The beneficiary was granted a fixed pension commitment in 2012 as part of a deferred compensation agreement in form of a lump-sum payment in the event of invalidity or reaching the age of 67. The Company has no plan assets in connection with the pension obligation.

The present value of the defined benefit obligation at the end of the fiscal year 2024 amounted to €978 thousand (December 31, 2023: €894 thousand, December 31, 2022: €887 thousand).

Reconciliation of the net defined benefit liability:

In € thousand	2024	2023	2022
Net defined liability at January 1	894	887	1,173
Defined benefit income recognized in consolidated statement of profit or loss	36	33	14
Defined benefit cost recognized in other comprehensive income	44	(25)	(300)
Reclassification of other liabilities	4	—	—
Net defined liability at December 31	978	894	887

Reconciliation of the amount recognized in the consolidated statement of financial position:

In € thousand	2024	2023	2022
Employee benefit obligations recognized as of January 1	894	887	1,173
Actuarial adjustments	44	(26)	(300)
thereof: experience adjustments	(2)	(2)	2
thereof: adjustments for financial assumptions	46	(24)	(302)
Interest expense	36	33	14
Reclassification of other liabilities	4	—	—
Employee benefit obligations recognized as of December 31	978	894	887

The expense recognized in the consolidated statements of profit or loss and other comprehensive income is as follows

In € thousand	2024	2023	2022
Actuarial gains (-) / losses (+) deriving from changes in financial assumptions	46	(24)	(302)
Actuarial gains (-) / losses (+) deriving from experience adjustments	(2)	(2)	2
Included in other comprehensive income	44	(26)	(300)
Interest income	36	33	14
Included in the consolidated statements of profit or loss	36	33	14
Total included in the consolidated statements of profit or loss and other comprehensive income (loss)	80	7	(286)

The interest cost relating to the obligation is a component of the result from financing activities.

The following were the principal actuarial assumptions as of:

	12/31/2024	12/31/2023
Discount rate	3.5%	4.0%

Sensitivity Analysis

The main actuarial assumption that is used to calculate the provisions for post-employment benefits is the discount rate. A reasonably possible increase, or respectively decrease, in the significant actuarial assumptions would have had the following impact on the present value of the post-employment benefit obligation as of the respective reporting dates:

	12/31/2024	12/31/2023
Discount rate (+0.25%)	3.8%	4.3%
Present value of the post-employment benefit obligations (in € thousand)	951	872
Discount rate (-0.25%)	3.3%	3.8%
Present value of the post-employment benefit obligations (in € thousand)	998	918

Duration

The duration of the obligation is 11 years as of December 31, 2024 (December 31, 2023: 12 years).